Schedule of Investments
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.08%
Denmark–4.01%
Carlsberg A/S, Class B	85,891	$11,123,393
Novo Nordisk A/S, Class B	137,972	16,226,599
		27,349,992
France–18.04%
Air Liquide S.A.	81,036	11,168,492
Arkema S.A.	110,257	10,485,509
Bollore SE	4,879,625	24,605,673
Criteo S.A., ADR(a)(b)	239,299	6,078,195
Kaufman & Broad S.A.	462,579	12,829,702
Kering S.A.	10,350	5,938,507
LVMH Moet Hennessy Louis Vuitton SE	16,285	11,327,957
Metropole Television S.A.	551,595	7,262,239
Pernod Ricard S.A.	45,284	8,912,360
Schneider Electric SE	105,547	14,639,716
TotalEnergies SE(b)	192,793	9,834,482
		123,082,832
Germany–4.42%
Deutsche Boerse AG	117,419	20,467,409
flatexDEGIRO AG(a)	510,553	5,166,109
MTU Aero Engines AG	23,596	4,539,272
		30,172,790
Hungary–2.20%
Gedeon Richter PLC	736,401	15,035,847
Ireland–4.53%
CRH PLC	372,066	14,254,188
Flutter Entertainment PLC(a)	92,241	9,267,657
Origin Enterprises PLC	1,818,762	7,362,967
		30,884,812
Italy–6.29%
Danieli & C. Officine Meccaniche S.p.A., RSP	1,096,288	15,603,166
FinecoBank Banca Fineco S.p.A.	1,447,845	18,081,072
Technogym S.p.A.(b)(c)	1,318,141	9,272,117
		42,956,355
Netherlands–11.96%
Aalberts N.V.	216,636	9,286,214
ASML Holding N.V.	14,650	8,411,454
Heineken Holding N.V.	238,536	18,846,603
Prosus N.V.	246,830	16,212,645
SBM Offshore N.V.	955,928	13,361,674
Shell PLC	153,850	4,110,834
Wolters Kluwer N.V.	104,578	11,363,083
		81,592,507
Norway–0.89%
TGS ASA	407,850	6,054,597
Russia–0.00%
Sberbank of Russia PJSC, Preference Shares(a)(d)	11,172,332	11
Shares		Value
Russia–(continued)
Yandex N.V., Class A(a)(d)	301,028	$0
		11
Spain–2.76%
Amadeus IT Group S.A.(a)	174,322	10,171,578
Construcciones y Auxiliar de Ferrocarriles S.A.(b)	291,195	8,643,765
		18,815,343
Sweden–8.63%
Husqvarna AB, Class B	592,637	4,729,259
Investor AB, Class B	841,243	15,767,106
Lifco AB, Class B	369,110	7,186,656
Sandvik AB	1,263,822	23,270,233
Svenska Handelsbanken AB, Class A	876,522	7,908,212
		58,861,466
Switzerland–3.25%
Logitech International S.A., Class R(b)	126,307	7,115,123
Roche Holding AG	45,387	15,072,148
		22,187,271
Turkey–1.04%
Haci Omer Sabanci Holding A.S.	6,366,832	7,071,608
United Kingdom–23.63%
Ashtead Group PLC	211,970	11,952,113
Clarkson PLC	326,764	13,720,331
DCC PLC	446,201	29,143,288
Diploma PLC	235,374	7,905,236
FDM Group Holdings PLC	549,476	6,188,476
Hays PLC	6,319,573	9,885,965
IG Group Holdings PLC	2,388,201	23,204,297
Jupiter Fund Management PLC	2,250,015	3,452,464
Linde PLC	19,864	5,998,928
Reckitt Benckiser Group PLC	237,907	19,313,437
Savills PLC	1,638,950	23,874,966
Travis Perkins PLC	510,617	6,565,221
		161,204,722
United States–5.43%
ICON PLC(a)	60,218	14,527,592
Nestle S.A.	102,708	12,614,723
Signify N.V.	305,370	9,936,019
		37,078,334
Total Common Stocks & Other Equity Interests (Cost $617,728,411)		662,348,487
Money Market Funds–2.19%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(e)(f)	4,937,935	4,937,935
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(e)(f)	4,370,481	4,370,481

See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 1.66%(e)(f)	5,643,354	$5,643,354
Total Money Market Funds (Cost $14,950,820)		14,951,770
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.27% (Cost $632,679,231)		677,300,257
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–3.08%
Invesco Private Government Fund, 1.77%(e)(f)(g)	5,887,464	5,887,464
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 1.89%(e)(f)(g)	15,139,192	$15,139,192
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,026,782)		21,026,656
TOTAL INVESTMENTS IN SECURITIES—102.35% (Cost $653,706,013)		698,326,913
OTHER ASSETS LESS LIABILITIES–(2.35)%		(16,031,080)
NET ASSETS–100.00%		$682,295,833
Investment Abbreviations:
ADR	– American Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2022 represented 1.36% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2022.

	Value October 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,739,892	$69,004,782	$(71,806,739)	$-	$-	$4,937,935	$7,611
Invesco Liquid Assets Portfolio, Institutional Class	7,531,081	49,289,129	(52,446,728)	(4,560)	1,559	4,370,481	12,833
Invesco Treasury Portfolio, Institutional Class	8,845,590	78,862,608	(82,064,844)	-	-	5,643,354	12,398
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,903,960	64,725,482	(68,741,978)	-	-	5,887,464	18,717*
Invesco Private Prime Fund	23,109,240	98,541,792	(106,511,709)	(126)	(5)	15,139,192	51,952*
Total	$57,129,763	$360,423,793	$(381,571,998)	$(4,686)	$1,554	$35,978,426	$103,511

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco EQV European Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Denmark	$—	$27,349,992	$—	$27,349,992
France	6,078,195	117,004,637	—	123,082,832
Germany	—	30,172,790	—	30,172,790
Hungary	—	15,035,847	—	15,035,847
Ireland	—	30,884,812	—	30,884,812
Italy	—	42,956,355	—	42,956,355
Netherlands	—	81,592,507	—	81,592,507
Norway	—	6,054,597	—	6,054,597
Russia	—	—	11	11
Spain	—	18,815,343	—	18,815,343
Sweden	—	58,861,466	—	58,861,466
Switzerland	—	22,187,271	—	22,187,271
Turkey	—	7,071,608	—	7,071,608
United Kingdom	5,998,928	155,205,794	—	161,204,722
United States	14,527,592	22,550,742	—	37,078,334
Money Market Funds	14,951,770	21,026,656	—	35,978,426
Total Investments	$41,556,485	$656,770,417	$11	$698,326,913
Invesco EQV European Equity Fund